Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' equity
Summary of share capital

	2022	2021	2020
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued as of 01 January	176,608	163,915	150,903
Capital increase (cash contribution)	—	11,497	11,478
Exercise of share purchase rights	345	1,196	1,534
Issued as of 31 December	176,953	176,608	163,915